employee future benefits - Fair value measurements (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value measurements
Fair value of administered pension benefit trusts		$ 2
Pension plans
Fair value measurements
Asset-backed securities	$ 4	6
Cash, cash equivalents and other	270	820
Real estate	930	1,025
Fair value	8,908	10,222
Beginning of year	(179)	(123)
Interest effect on asset ceiling limit	(5)	(3)
Changes in the effect of limiting net defined benefit assets to the asset ceilings	(734)	(53)
End of year	(918)	(179)
Plan assets	$ 7,990	10,043
Pension plans | TELUS Corporation shares
Fair value measurements
Common Shares Issued	0
Pension plans | TELUS International (Cda) Inc. share options
Fair value measurements
Common Shares Issued	0
Pension plans | Quoted prices in active markets for identical items
Fair value measurements
Cash, cash equivalents and other	$ 2	37
Fair value	3,266	2,928
Pension plans | Other..
Fair value measurements
Asset-backed securities	4	6
Cash, cash equivalents and other	268	783
Real estate	930	1,025
Fair value	5,642	7,294
Pension plans | Canadian
Fair value measurements
Equity securities	841	1,104
Pension plans | Canadian | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	708	945
Pension plans | Canadian | Other..
Fair value measurements
Equity securities	133	159
Pension plans | Foreign
Fair value measurements
Equity securities	2,707	2,861
Pension plans | Foreign | Quoted prices in active markets for identical items
Fair value measurements
Equity securities	500	826
Pension plans | Foreign | Other..
Fair value measurements
Equity securities	2,207	2,035
Pension plans | Government securities
Fair value measurements
Debt securities	2,210	1,290
Pension plans | Government securities | Quoted prices in active markets for identical items
Fair value measurements
Debt securities	2,056	1,120
Pension plans | Government securities | Other..
Fair value measurements
Debt securities	154	170
Pension plans | Corporate debt securities
Fair value measurements
Debt securities	1,081	2,436
Pension plans | Corporate debt securities | Other..
Fair value measurements
Debt securities	1,081	2,436
Pension plans | Commercial mortgages
Fair value measurements
Debt securities	865	680
Pension plans | Commercial mortgages | Other..
Fair value measurements
Debt securities	$ 865	$ 680